Description of Organization And Business Operations - Additional Information (Details) - USD ($)		3 Months Ended	4 Months Ended	9 Months Ended
	Feb. 12, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Oct. 27, 2021	Aug. 19, 2021	May 25, 2021	Dec. 31, 2019
Cash			$ 36,261,104	$ 4,336,565				$ 32,592,496
Foresight Acquisition Corp [Member]
Threshold business days for redemption of public shares			10 days	10 days
Entity incorporation, date of incorporation			Aug. 20, 2020	Aug. 20, 2020
Proceeds from issuance of IPO				$ 309,924,999
Proceeds from issuance of Private Placement				$ 8,325,000
Stock issuance costs	$ 6,827,967
Underwriting fees	6,325,000
Other offering costs	$ 502,967
Restricted investments term	185 days
Share price			$ 10.00	$ 10.00
Percentage of redeeming shares of public shares without the company's prior written consent				15.00%
Percentage of public shares to be redeemed on non completion of business combination			100.00%	100.00%
Income taxes paid			$ 100,000	$ 100,000
Cash			179,512	97,290
Assets held-in-trust, noncurrent			$ 0	316,264,504
Net working capital				112,898
Franchise tax payable				150,000
Foresight Acquisition Corp [Member] | Working Capital Loan
Due to related parties				$ 0
Foresight Acquisition Corp [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Business acquisition, percentage of voting securities							28.60%
Foresight Acquisition Corp [Member] | Minimum
Percentage of fair market value of target business to asset held in trust account			80.00%	80.00%
Net tangible assets required for consummation of business combination			$ 5,000,001	$ 5,000,001
Foresight Acquisition Corp [Member] | Minimum | Series of Individually Immaterial Business Acquisitions [Member]
Business acquisition, percentage of voting securities			50.00%	50.00%
Foresight Acquisition Corp [Member] | Sponsor [Member] | Working Capital Loan
Working capital initial commitment amount					$ 300,000	$ 300,000
Working capital loans additional commitment amount					600,000
Working capital loans commitment amount					$ 900,000
IPO | Foresight Acquisition Corp [Member]
Proceeds from issuance of IPO	$ 316,250,000
Share price	$ 10.00		$ 10.00
Private Placement [Member] | Foresight Acquisition Corp [Member] | Sponsor [Member]
Stock issued during period shares	832,500
Shares issued price per share	$ 10.00
Proceeds from issuance of Private Placement	$ 8,325,000
Common Class A | Foresight Acquisition Corp [Member]
Proceeds from issuance of IPO				$ 316,250,000
Common Class A | IPO | Foresight Acquisition Corp [Member]
Stock issued during period shares	31,625,000	31,625,000
Shares issued price per share	$ 10.00
Proceeds from issuance of IPO	$ 316,250,000
Common Class A | Over-Allotment Option | Foresight Acquisition Corp [Member]
Stock issued during period shares	4,125,000
Common Class A | Private Placement [Member] | Foresight Acquisition Corp [Member]
Stock issued during period shares		832,500